UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 156.1%

Security	Principal Amount (000’s omitted)	Value
Education — 15.5%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,491,105
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	225,013
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	376,853
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	846,380
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,924,928
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	285,809
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,812,953
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	716,738
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	470,901
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	321,229
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	958,813
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	1,001,028
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,048,063
University of California, 5.25%, 5/15/39	1,250	1,431,125

		$15,910,938

Electric Utilities — 14.1%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$320,185
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,401,308
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,723,200
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,452,295
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,707,825
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,563,579
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,087,441
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	781,041
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,470,183

		$14,507,057

Escrowed/Prerefunded — 3.5%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$811,876
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/15, 5.625%, 7/1/32	1,000	1,019,000
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,768,510

		$3,599,386

General Obligations — 27.5%
California, 5.00%, 10/1/31	$1,885	$2,226,543
California, 5.50%, 11/1/35	1,600	1,905,728
California, 6.00%, 4/1/38	750	900,735
California, (AMT), 5.05%, 12/1/36	475	478,482
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,181,685
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,057,360
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,658,079
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	998,580
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,591,032
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,676,468
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,631,465
Tamalpais Union High School District, 5.00%, 8/1/25	1,000	1,249,530

Security	Principal Amount (000’s omitted)	Value
Tamalpais Union High School District, 5.00%, 8/1/28	$1,000	$1,210,200
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,492,366

		$28,258,253

Hospital — 14.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,138,150
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	215,420
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	711,429
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,028,810
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,312,420
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,126,220
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,316,544
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	608,792
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	634,026
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,905,757
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,893,646
Washington Township Health Care District, 5.25%, 7/1/29	700	702,009

		$14,593,223

Industrial Development Revenue — 1.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(3)	$1,235	$1,277,916

		$1,277,916

Insured-Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,503,850

		$1,503,850

Insured-Electric Utilities — 3.0%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,049,247

		$3,049,247

Insured-Escrowed/Prerefunded — 3.9%
Foothill/Eastern Transportation Corridor Agency, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,005,401

		$4,005,401

Insured-General Obligations — 9.3%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,351,591
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,654,010
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,192,828
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,399,344

		$9,597,773

Insured-Hospital — 8.9%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$3,032,211
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	781,297
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,329,100

		$9,142,608

Insured-Lease Revenue/Certificates of Participation — 8.0%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,293,223

Security	Principal Amount (000’s omitted)	Value
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$3,500	$3,886,435

		$8,179,658

Insured-Special Tax Revenue — 2.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$648,154
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	429,837
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	930	1,054,099

		$2,132,090

Insured-Transportation — 8.4%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,673,850
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,341,800
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	740	776,349
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,367,042
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,476,981

		$8,636,022

Insured-Water and Sewer — 2.6%
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,201,680
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	430	428,938

		$2,630,618

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,041,874

		$1,041,874

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$418,572

		$418,572

Senior Living/Life Care — 2.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$333,851
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(3)	175	178,575
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36(3)	700	708,400
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	600	717,318
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	603,657

		$2,541,801

Special Tax Revenue — 13.0%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$865,834
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	293,878
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	474,200
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,594,516
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	279,290
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	553,978
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	273,934
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	380,007
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	270,667
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,792,952
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	254,928
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	497,668

Security	Principal Amount (000’s omitted)	Value
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	$485	$561,771
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	835,700
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,876,064
Tustin Community Facilities District, 6.00%, 9/1/37	500	528,195
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,001,740

		$13,335,322

Transportation — 13.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	$2,000	$2,104,780
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	1,000	1,173,380
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,423,966
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,671,915
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,173,639
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,065,145
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,510,752

		$14,123,577

Water and Sewer — 1.8%
California Department of Water Resources, 5.00%, 12/1/29	$25	$28,284
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,921,782

		$1,950,066

Total Tax-Exempt Municipal Securities — 156.1% (identified cost $145,849,149)		$160,435,252

Taxable Municipal Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,852,515

Total Taxable Municipal Securities — 1.8% (identified cost $1,750,000)		$1,852,515

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.7%
Dignity Health, 3.812%, 11/1/24	$720	$752,761

Total Corporate Bonds & Notes — 0.7% (identified cost $720,000)		$752,761

Total Investments — 158.6% (identified cost $148,319,149)		$163,040,528

Value
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.6)%	$(49,976,074)

Other Assets, Less Liabilities — (10.0)%	$(10,313,874)

Net Assets Applicable to Common Shares — 100.0%	$102,750,580

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 30.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 15.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,080,430.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $2,882,209 or 2.8% of the Trust’s net assets applicable to common shares.

A summary of open financial instruments at February 28, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/15	38 U.S. 10-Year Treasury Note	Short	$(4,814,963)	$(4,856,281)	$(41,318)
6/15	29 U.S. Long Treasury Bond	Short	(4,657,141)	(4,693,469)	(36,328)

					$(77,646)

At February 28, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $77,646.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$133,613,152

Gross unrealized appreciation	$15,543,974
Gross unrealized depreciation	(426,598)

Net unrealized appreciation	$15,117,376

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$160,435,252	$—	$160,435,252
Taxable Municipal Securities	—	1,852,515	—	1,852,515
Corporate Bonds & Notes	—	752,761	—	752,761
Total Investments	$—	$163,040,528	$—	$163,040,528

Liability Description
Futures Contracts	$(77,646)	$—	$—	$(77,646)
Total	$(77,646)	$—	$—	$(77,646)

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015